Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions between Related Parties

The transactions between related parties below were carried out in terms equivalent to those prevailing in transactions between independent parties.

	Direct controlling shareholder (1)		Associated companies (2)		Key management personnel (3)		Total
Consolidated	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Assets/(Liabilities)
Fund quotas	-	-	89,557	117,895	-	-	89,557	117,895
Term Deposit Certificate - Client deposits (4)	(1,497)	(1,250)	(10,345)	(13,788)	(2,096)	(2,553)	(13,938)	(17,591)
Letters of credit for real estate (5)	-	-	-	-	-	(2,709)	-	(2,709)
Agribusiness letters of credit (6)	-	-	-	-	-	(91)	-	(91)
Amounts payable	(385)	(735)	-	-	-	-	(385)	(735)
Revenue/(Expenses)
Revenue from investment in investment fund	-	-	4,892	9,966	-	-	4,892	9,966
Interest expense	(54)	(41)	(1,678)	(1,338)	(496)	(653)	(2,228)	(2,032)

(1)	BR Partners Holdco Participações S.A.
(2)	Other companies of BR Partners Group, BR Partners Outlet Premium Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada and BR Partners Fundo de Investimento Financeiro.
(3)	Members of Board of Directors and Executive Board.
(4)	Represented by fundraising by BR Partners Banco de Investimento S.A., maturing up to December 15, 2028 at a variable rate ranging from 100% to 109% of the DI (interbank deposit).

Schedule of Remuneration of Key Personnel
Consolidated	12/31/2025	12/31/2024	12/31/2023
Directors’ fee	56,733	38,397	24,430
Social charges	11,347	7,679	4,886
Total	68,080	46,076	29,316